GREENBERG TRAURIG, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103
Phone: (215) 988-7800

Steven M. Felsenstein, Esq.
Direct Dial:  (215) 988-7837
Direct Fax:  (215) 717-5248
E-mail:  felsenssteins@gtlaw.com

March 3, 2011

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      New Century Portfolios
SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated March 1, 2011 for New Century Portfolios that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of New Century Portfolios which was filed electronically with the U. S. Securities and Exchange Commission on February 18, 2011.

Very truly yours,

/s/ Steven M. Felsenstein
Steven M. Felsenstein

cc:        Nicole M. Tremblay, Esq.
Richard M. Cutshall, Esq.